PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)			3 Months Ended		9 Months Ended				12 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Depreciation expense			$ 2,340	$ 2,477	$ 12,494			$ 263,873	$ 5,117	$ 979,999
Compensation expenses	$ 16,200,000	¥ 115,200,000
Gain (loss) on disposition of assets									7,611,646
Gain (loss) on disposition of intangible assets								$ 7,625,279	7,648,423
Gain (loss) on disposition of intangible assets									$ 872,045
Foreign Exchange [Member]
Compensation expenses	$ 18,100,000
Sichuan Vtouch [Member]
Rent expenses						$ 47,076	¥ 300,000
Lease renewal description						renewed on December 31, 2022 at a monthly rent of RMB 400,000 ($56,231) from January 1, 2022 till October 31, 2022 for the use of the Demised Properties	renewed on December 31, 2022 at a monthly rent of RMB 400,000 ($56,231) from January 1, 2022 till October 31, 2022 for the use of the Demised Properties
Sichuan Vtouch [Member] | Foreign Exchange [Member]
Rent expenses						$ 42,173